Acquisitions, Sale of Hospira Infusion Systems Net Assets, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Sale of Hospira Infusion Systems Net Assets to ICU Medical, Inc. (Details) - USD ($)
shares in Millions, $ in Millions
			12 Months Ended
		Feb. 03, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 06, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on sale of HIS net assets	[1],[2]		$ 55	$ 1,712	$ 0
Assets held for sale	[3]		12	801
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other assets	[4]		12	58
Assets held for sale			12	801
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on sale of HIS net assets				1,712
Inventories			0	377
PP&E			0	457
Identifiable intangible assets			0	1,319
Goodwill			0	119
Other assets			0	152
Less: adjustment to HIS assets for net realizable value	[5]		0	(1,681)
Assets held for sale			0	743
Accrued compensation and related items			0	54
Other liabilities			0	103
Total HIS liabilities held for sale			$ 0	157
Selling costs				$ 31
ICU Medical [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and common stock to be received for disposition						$ 1,000
ICU Medical [Member] | Disposed of by Sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and common stock to be received for disposition		$ 900
Shares of common stock received for disposal		3.2
Value of common stock received for disposal		$ 428
Consideration receivable		75
Cash proceeds from disposal		200
Maximum contingent consideration		$ 225
Noncontrolling interest, ownership percentage by parent			16.00%
Share transfer restriction term for disposition		18 months
Loss on sale of HIS net assets			$ 55
Administrative service period		24 months
Manufacturing service period		5 years

[1]	Amounts may not add due to rounding.
[2]	In 2017, represents adjustments to amounts previously recorded to write down the HIS net assets to fair value less costs to sell related to the sale of HIS net assets to ICU Medical. In 2016, represents a charge related to the write-down of the HIS net assets to fair value less estimated costs to sell. See Note 2B for additional information.
[3]	Amounts may not add due to rounding.
[4]	Other assets held for sale consist primarily of PP&E and other assets.
[5]	For 2016, we recorded an adjustment to HIS assets for net realizable value of $1,681 million plus estimated costs to sell of $31 million for a total impairment on HIS net assets of $1,712 million.